Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Geological and geophysical expenses [Line Items]
Staff costs (Note 11)	$ 10,525	$ 9,541	$ 10,557
Share-based payment (Notes 11)	501	898	779
Allocation to capitalised project	(6,402)	(2,119)	(598)
Other services	3,070	1,962	3,093
Geological and geophysical expenses	$ 7,694	$ 10,282	$ 13,831